Comprehensive Income - Schedule of Components of Other Comprehensive Income and Income Tax Expense Allocated to Each Component (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income Loss [Line Items]
Other comprehensive (loss) income, Before Tax Amount	$ 0.6	$ 2.8	$ 11.8	$ 38.4	$ (287.4)
Other comprehensive (loss) income, Income Tax Expense	0.1	0.0	4.8	18.4	(114.6)
Other comprehensive income (loss), net of tax	0.5	2.8	7.0	20.0	(172.8)
Translation adjustments
Accumulated Other Comprehensive Income Loss [Line Items]
Other comprehensive (loss) income, Before Tax Amount	0.1	3.0	(0.1)	(7.5)	(2.9)
Other comprehensive (loss) income, Income Tax Expense	0.0	0.0	0.0	0.0	0.0
Other comprehensive income (loss), net of tax	0.1	3.0	(0.1)	(7.5)	(2.9)
Adjustment for Net Periodic Pension Plan and Other Postretirement Benefits Plan Cost
Accumulated Other Comprehensive Income Loss [Line Items]
Other comprehensive (loss) income, Before Tax Amount	0.5	(0.2)	11.9	45.9	(284.5)
Other comprehensive (loss) income, Income Tax Expense	0.1	0.0	4.8	18.4	(114.6)
Other comprehensive income (loss), net of tax	$ 0.4	$ (0.2)	$ 7.1	$ 27.5	$ (169.9)